Oct. 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

Re:           AXP Sector Series, Inc.
                  RiverSource Dividend Opportunity Fund
                  RiverSource Real Estate Fund
              Post-Effective Amendment No. 36
              File Nos. 33-20872/811-5522

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 36 (Amendment). This Amendment was filed electronically on Sept. 30, 2005.

If you have any questions, please contact either me at (612) 671-4321 or Boba Selimovic at (612) 671-7449.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.